Equity (10Q) (Details 4) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity Instruments, Options, Nonvested Shares Roll-Forward
Non-vested shares, Beginning Balance	14,954	26,158
Non-vested shares, Granted	36,633	4,500
Non-vested shares, Forfeited, or expired	(1,020)	(598)
Non-vested shares, vested	(13,829)	(15,106)
Stock Options Outstanding, Ending Balance	36,738	14,954
Weighted Average Grant Date Fair Value, Options Nonvested at beginning of period	$ 0.04	$ 0.04
Weighted Average Grant Date Fair Value, Options nonvested, grants in period	0.02	0.04
Weighted Average Grant Date Fair Value, Options nonvested, forfeited in period	0.02	0.03
Weighted Average Grant Date Fair Value, Options nonvested, vested in period	0.03	0.04
Weighted Average Grant Date Fair Value, Options nonvested at end of period	$ 0.02	$ 0.04